Interest in subsidiaries (Detail) - BMSC Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net cash provided by operating activities	$ (20,323)
Net cash used in investing activities	(32,759)
Net cash used in financing activities	(21,576)
Increase (decrease) in cash and cash equivalents	(74,658)
BMSC [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities	43,787	$ 61,318
Net cash used in investing activities	(30,302)	(30,271)
Net cash used in financing activities	(20,000)	(40,000)
Increase (decrease) in cash and cash equivalents	$ (6,515)	$ (8,953)